UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number:  028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, Managing Member
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         November 13, 2009
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        Two (2)

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $25,142 (thousands)


LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 |    028-12717    |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 |    028-12716    |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                   13F INFORMATION TABLE

                                                       VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER   VOTING     AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   x($1000) PRN AMT    PRN CALL DISCRETN MANAGER SOLE       SHARED NONE

ALLIED HEALTHCARE INTL INC    COM            01923A109   2,045    730,236  SH       DEFINED  1,2       730,236       0    0
ALLSCRIPTS HEALTHC SOL        COM            01988P108     209     10,300  SH       DEFINED  1,2        10,300       0    0
ARGAN INC                     COM            04010E109     306     22,788  SH       DEFINED  1,2        22,788       0    0
ARRIS GROUP INC               COM            04269Q100   1,717    132,000  SH       DEFINED  1,2       132,000       0    0
CASH AMER INTL INC            COM            14754D100   1,206     40,000  SH       DEFINED  1,2        40,000       0    0
DARLING INTL INC              COM            237266101     394     53,600  SH       DEFINED  1,2        53,600       0    0
DOLLAR FIN CORP               COM            256664103   2,169    135,400  SH       DEFINED  1,2       135,400       0    0
EPIQ SYS INC                  COM            26882D109     786     54,200  SH       DEFINED  1,2        54,200       0    0
EZCORP INC                    CL A NON VTG   302301106     492     36,000  SH       DEFINED  1,2        36,000       0    0
GENESIS LEASE LTD             ADR            37183T107   1,143    127,700  SH       DEFINED  1,2       127,700       0    0
HARRIS STRATEX NTWRKS INC     CL A           41457P106     259     37,000  SH       DEFINED  1,2        37,000       0    0
HERBALIFE LTD                 COM USD SHS    G4412G101   2,030     62,000  SH       DEFINED  1,2        62,000       0    0
HYPERCOM CORP                 COM            44913M105     581    187,435  SH       DEFINED  1,2       187,435       0    0
ICON PUB LTD CO               SPONSORED ADR  45103T107     207      8,450  SH       DEFINED  1,2         8,450       0    0
INVERNESS MED INNOVATIONS IN  COM            46126P106   1,966     50,770  SH       DEFINED  1,2        50,770       0    0
ITRON INC                     COM            465741106     449      7,000  SH       DEFINED  1,2         7,000       0    0
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500   1,528     49,100  SH       DEFINED  1,2        49,100       0    0
METROPCS COMMUNICATIONS INC   COM            591708102     468     50,000  SH       DEFINED  1,2        50,000       0    0
NMT MED INC                   COM            629294109     240    116,369  SH       DEFINED  1,2       116,369       0    0
PAREXEL INTL CORP             COM            699462107     262     19,300  SH       DEFINED  1,2        19,300       0    0
PHARMACEUTICAL PROD DEV INC   COM            717124101     204      9,300  SH       DEFINED  1,2         9,300       0    0
PORTFOLIO RECOVERY ASSOCS INC COM            73640Q105   1,763     38,900  SH       DEFINED  1,2        38,900       0    0
SCHOOL SPECIALTY INC          COM            807863105   1,684     71,000  SH       DEFINED  1,2        71,000       0    0
SUNOPTA INC                   COM            8676EP108     689    170,000  SH       DEFINED  1,2       170,000       0    0
TELETECH HOLDINGS INC         COM            879939106     853     50,000  SH       DEFINED  1,2        50,000       0    0
TRANSDIGM GROUP INCORPORATED  COM            893641100     747     15,000  SH       DEFINED  1,2        15,000       0    0
VCA ANTECH INC                COM            918194101     538     20,000  SH       DEFINED  1,2        20,000       0    0
WEST PHARMACEUTICAL SVCS INC  COM            955306105     207      5,100  SH       DEFINED  1,2         5,100       0    0